COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

16.	COMMITMENTS AND CONTINGENCIES

Codere Online occasionally faces contingencies related to litigation, claims, assessments, regulatory compliance, or tax inspections, such as the one currently underway in Mexico.

Such proceedings can be costly, time-consuming and unpredictable and, therefore, no assurance can be given that the final outcome of such proceedings will not materially impact Codere Online’s financial condition or results of operations. Estimated losses are accrued for these proceedings when the loss is probable and can be estimated. While Codere Online maintains insurance coverage that Codere Online believes is adequate to mitigate the risks of such proceedings, no assurance can be given that the amount or scope of existing insurance coverage will be sufficient to cover losses arising from such matters.

The current liability for the estimated losses associated with these proceedings is not material to the consolidated financial condition and those estimated losses are not expected to have a material impact on Codere Online’s results of operations.